Borrowings (Tables)	12 Months Ended
Mar. 31, 2021
Disclosure of detailed information about borrowings [abstract]
Schedule of borrowings by type and classification

		March 31,
	Term	2020	2021
Current
Vehicle loan	Less than 1 year	7,187	3,754
Bank overdraft / Factoring	Less than 1 year	971,044	124,124
Total		978,231	127,878

Non-Current
Vehicle loan	More than 1 year	7,226	3,177
Total		7,226	3,177

				Carrying amount
	Currency	Interest Rate	Year of Maturity	March 31,
				2020	2021
Bank overdraft	INR	Floating rate*	On demand	719,141	-
Vehicle loan	INR	8.0%to 9.5%	2021-2024	14,413	6,931
Factoring	INR	Floating rate**	On demand	251,903	124,124
				9,85,457	131,055

*	6M MCLR + spread

**	3M MCLR + 2% spread